SELECTED STATEMENTS OF INCOME DATA (Schedule of Selected Statements of Income Data) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial expenses:
Interest on long-term debt	$ (79)	$ (36)	$ (2)
Interest on short-term and long-term bank credit and bank charges	(414)	(370)	(600)
Realization of foreign currency translation adjustments			(421)
Foreign exchange losses, net			(530)
Total financial expenses	(493)	(406)	(1,553)
Financial income:
Interest on short-term and long-term bank deposits	141	337	671
Foreign exchange derivative instruments		39	410
Foreign exchange gains, net	2,331	89
Total financial income	2,472	465	1,081
Financial expenses (income), net	$ 1,979	$ 59	$ (472)